Business Combinations (Details) - Schedule of Consolidated Financial Statements Since the Acquisition Date - Saleya [Member]	Mar. 17, 2021 USD ($)
Schedule of Consolidated Financial Statements Since the Acquisition Date [Line Items]
Purchase consideration
Cash consideration	110,232,401
Share based payment	12,395,710
Purchase consideration, net	122,628,111
Net assets acquired,
Cash	1,639,102
Prepayment, deposit and other receivables (current)	1,205,027
Accounts receivable	1,844,197
Bills receivable	14,944
Amount due from related parties	389,775
Property, plant and equipment	1,133,622
Intangible assets	72,832,550
Accounts payable	(2,789,224)
Contract liabilities	(271,995)
Other payable	(5,989,133)
Amount due to related parties	(340,220)
Short term loan	(6,815,175)
Tax payable	(22,069)
Long-term payable	(913,061)
Deferred tax liability arising from IA	(10,911,952)
Exchange reserve	(186,386)
Goodwill	$ 71,808,110